Loans Due From Third Parties (Details) - Schedule of allowance for credit losses - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Allowance For Credit Losses Abstract
Balance at beginning of the year	$ 39,446	$ 27,432
Provisions	53,191	12,014
Balance at end of the period/year	$ 92,637	$ 39,446